Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary payables	¥ 1,089,967	$ 152,939	¥ 1,068,104
Other payables and accrued expenses	311,745,529	43,742,708	159,677,872
Accrued interest payable	9,739,427	1,366,592	9,739,427
Total other payables and accrued liabilities	¥ 322,574,923	$ 45,262,239	¥ 170,485,403